Trade receivables (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade receivables by maturity date
Total		R$ 340,519	R$ 196,256
Gross amount
Disclosure of trade receivables by maturity date
Total		341,578	196,948
Not due | Gross amount
Disclosure of trade receivables by maturity date
Total		319,450	167,939
from 1 to 60 days | Gross amount
Disclosure of trade receivables by maturity date
Total	[1]	20,020	28,012
61 to 360 days | Gross amount
Disclosure of trade receivables by maturity date
Total		1,564	939
Over 360 days | Gross amount
Disclosure of trade receivables by maturity date
Total		R$ 544	R$ 58

[1]	As of December 31, 2021, the balance of trade receivables overdue from 1 to 60 days of R$20,020 (R$28,012 as of December 31, 2020), refers to a series of individual clients. The Group considers these extensions and delays as expected in its credit risk analysis.